Guarantees and commitments	6 Months Ended
Jun. 30, 2016
Guarantees and commitments
26 Guarantees and commitments
> Refer to “Note 27 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q16 and to “Note 32 – Guarantees and commitments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2015 for further information.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M16 (CHF million)
Credit guarantees and similar instruments	2,092	1,113	3,205	2,976		9	1,726
Performance guarantees and similar instruments	4,381	2,450	6,831	5,958		87	2,897
Derivatives [2]	28,754	7,474	36,228	36,228		1,158	–	[3]
Other guarantees	3,697	1,417	5,114	5,111		36	3,383
Total guarantees	38,924	12,454	51,378	50,273		1,290	8,006
2015 (CHF million)
Credit guarantees and similar instruments	2,908	1,479	4,387	4,178		24	1,727
Performance guarantees and similar instruments	4,201	2,613	6,814	5,915		75	3,104
Derivatives [2]	23,528	14,661	38,189	38,189		755	–	[3]
Other guarantees	3,901	1,478	5,379	5,374		51	3,492
Total guarantees	34,538	20,231	54,769	53,656		905	8,323
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by Swiss Financial Market Supervisory Authority FINMA (FINMA) or by compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2015 to June 30, 2016 was CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2016 to June 30, 2017, the Bank’s share in this deposit insurance guarantee program based on FINMA’s estimate will be unchanged at CHF 0.5 billion.
Representations and warranties on residential mortgage loans sold
In connection with the former Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
> Refer to “Note 27 – Guarantees and commitments” in III – Consolidated financial statements – Credit Suisse Group for further information.
Other commitments
	6M16							2015
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,169	8	4,177		4,115		2,849	4,020	7	4,027		3,932		2,468
Irrevocable loan commitments	27,761	84,467	112,228	[2]	108,578		50,428	33,776	103,627	137,403	[2]	133,583		63,275
Forward reverse repurchase agreements	837	–	837		837		837	48	–	48		48		48
Other commitments	996	141	1,137		1,137		8	404	321	725		726		6
Total other commitments	33,763	84,616	118,379		114,667		54,122	38,248	103,955	142,203		138,289		65,797
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 94,822 million and CHF 95,025 million of unused credit limits as of the end of 6M16 and 2015, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.